Per Share Data - Additional Information (Detail) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Officer's Compensation Board Incentive Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares held for incentive plans, to be deducted in calculation of the weighted-average shares for EPS computation	2,003,201	2,066,751	2,055,862	1,907,951
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted EPS	0	1,801,000	356,000	2,739,000